Cash and Cash Equivalents - Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 1,328	€ 6,412
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	1,029	4,575
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	66	1,001
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	45	97
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	184	532
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	3	196
AUD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 1	€ 11